Submission	Sep. 09, 2024
Submission [Line Items]
Central Index Key	0001685040
Registrant Name	Brighthouse Financial, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES